Schedule of related party transactions (Details) (Parenthetical) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amount due to related parties			$ 647
Amount due from related parties	$ 1,112	1,174
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Amount due to related parties			$ 647
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Amount due from related parties	$ 1,112	$ 1,174